Basis of Preparation - Consolidated Statement of Profit and Loss (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about investment property [line items]
Platform & application expenses	$ (16,703)	$ (6,434)	$ (42,829)	$ (38,137)	$ (23,569)
Research & development expenses	(10,057)	(10,390)	(47,534)	(54,711)	(51,205)
Sales, general & administrative expenses	(58,310)	(31,479)	(196,673)	(94,681)	(84,270)
Operating loss	(90,103)	(12,750)	(402,509)	(175,511)	(162,820)
Loss for the financial year	$ (91,357)	$ (10,847)	$ (374,511)	(188,030)	$ (140,287)
Reclassified Expenses
Disclosure of detailed information about investment property [line items]
Platform & application expenses				(38,137)
Research & development expenses				(54,711)
Sales, general & administrative expenses				(94,681)
Operating loss				(175,511)
Loss for the financial year				(188,030)
As previously reported | Reclassified Expenses
Disclosure of detailed information about investment property [line items]
Platform & application expenses				(48,664)
Research & development expenses				(35,524)
Sales, general & administrative expenses				(103,341)
Operating loss				(175,511)
Loss for the financial year				(188,030)
Adjustment | Reclassified Expenses
Disclosure of detailed information about investment property [line items]
Platform & application expenses				10,527
Research & development expenses				(19,187)
Sales, general & administrative expenses				8,660
Operating loss				0
Loss for the financial year				$ 0